Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [Abstract]
Summary of financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income by type in EUR million
2021 2020
Equity securities

2,457 1,862
Debt securities 1
27,340 32,977
Loans and advances
1 838 1,056
30,635 35,895
1 Debt securities include an amount of EUR - 12

million (2020: EUR -
12

million)

and the Loans and advances includes EUR -
1

million (2020:
EUR - 2

million) of Loan loss provisions.

Summary of equity securities designated as at fair value through other comprehensive income
Exposure to equity securities
Equity securities designated as at fair value through other comprehensive income
Carrying
value
Carrying
value
Dividend
income
Dividend
income
in EUR million 2021 2020 2021 2020
Investment in Bank of Beijing
1,700 1,662 97 95
Other Investments
757 200 25 12
2,457 1,862 122 107

Summary of changes in fair value through other comprehensive income financial assets
Changes in fair value through other comprehensive income financial assets
FVOCI equity securities
FVOCI debt
instruments 1 Total
in EUR million
2021 2020 2021 2020 2021 2020
Opening balance
1,862 2,306 34,033 32,163 35,895 34,468
Additions
518 13 12,669 16,936 13,186 16,949
Amortisation
-46 -9 -46 -9
Transfers

and reclassifications

-7 -107 0 -7 -107
Changes in unrealised revaluations 2
-88 -283 -1,209 520 -1,296 237
Impairments
-5 -2 -5 -2
Reversals of impairments
4 -4 4 -4
Disposals and redemptions
-19 -13 -17,730 -14,557 -17,750 -14,571
Exchange rate differences
191 -53 460 -1,017 651 -1,070
Changes in the composition of the group and other
changes 0 -0 2 2 2 2
Closing balance 2,457 1,862 28,178 34,033 30,635 35,895